CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (Warrant [Member])	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Warrant [Member]
Warrants exercised, shares	50,000	0